Condensed Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unrealized gain (loss) on available-for-sale securities, tax	$ 1	$ (1)	$ (1)